Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	$ 80.6	$ 87.0
Provided during the year		1.7	$ 2.2
Impairment	2.0	0.0	3.7
Intangible assets and goodwill	81.7	80.6	87.0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	56.9	62.2
Intangible assets and goodwill	59.6	56.9	62.2
Customer related
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	11.4	11.9
Intangible assets and goodwill	10.5	11.4	11.9
Technology and trading related
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	6.1	7.5
Intangible assets and goodwill	5.6	6.1	7.5
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	5.5	3.9
Intangible assets and goodwill	4.6	5.5	3.9
Development costs | Internally generated
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	5.5
Intangible assets and goodwill	4.6	5.5
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.7	1.5
Intangible assets and goodwill	1.4	0.7	1.5
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	105.5	113.6
Additions	1.7	2.7
Disposals	(0.5)	(0.6)
Exchange difference	5.5	(10.2)
Intangible assets and goodwill	112.2	105.5	113.6
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	75.3	83.4
Additions	0.0	0.1
Disposals	0.0	0.0
Exchange difference	4.1	(8.2)
Intangible assets and goodwill	79.4	75.3	83.4
Cost | Customer related
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	13.5	13.4
Additions	0.0	0.1
Disposals	(0.1)	0.0
Exchange difference	0.0	0.0
Intangible assets and goodwill	13.4	13.5	13.4
Cost | Technology and trading related
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	8.0	9.3
Additions	0.0	0.0
Disposals	0.0	0.0
Exchange difference	0.6	(1.3)
Intangible assets and goodwill	8.6	8.0	9.3
Cost | Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	6.0	4.0
Additions	0.9	2.4
Disposals	0.0	0.0
Exchange difference	0.5	(0.4)
Intangible assets and goodwill	7.4	6.0	4.0
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	2.7	3.5
Additions	0.8	0.1
Disposals	(0.4)	(0.6)
Exchange difference	0.3	(0.3)
Intangible assets and goodwill	3.4	2.7	3.5
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(24.9)	(26.6)
Provided during the year	2.3	1.7
Disposals	(0.5)	(0.3)
Impairment	2.0
Exchange difference	(1.8)	3.1
Intangible assets and goodwill	(30.5)	(24.9)	(26.6)
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(18.4)	(21.2)
Provided during the year	0.0	0.0
Disposals	0.0	0.0
Impairment	0.0
Exchange difference	(1.4)	2.8
Intangible assets and goodwill	(19.8)	(18.4)	(21.2)
Accumulated depreciation, amortisation and impairment | Customer related
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(2.1)	(1.5)
Provided during the year	0.9	0.7
Disposals	(0.1)	0.0
Impairment	0.0
Exchange difference	0.0	0.1
Intangible assets and goodwill	(2.9)	(2.1)	(1.5)
Accumulated depreciation, amortisation and impairment | Technology and trading related
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(1.9)	(1.8)
Provided during the year	0.4	0.4
Disposals	0.0	0.0
Impairment	0.5
Exchange difference	(0.2)	0.3
Intangible assets and goodwill	(3.0)	(1.9)	(1.8)
Accumulated depreciation, amortisation and impairment | Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(0.5)	(0.1)
Provided during the year	0.7	0.3
Disposals	0.0	0.0
Impairment	1.5
Exchange difference	(0.1)	(0.1)
Intangible assets and goodwill	(2.8)	(0.5)	(0.1)
Accumulated depreciation, amortisation and impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(2.0)	(2.0)
Provided during the year	0.3	0.3
Disposals	(0.4)	(0.3)
Impairment	0.0
Exchange difference	(0.1)	0.0
Intangible assets and goodwill	$ (2.0)	$ (2.0)	$ (2.0)